Shareholder Report, Average Annual Return (Details)		9 Months Ended
	Dec. 18, 2023	Sep. 30, 2024
C000246894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PlanRock Alternative Growth ETF
C000246897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PlanRock Market Neutral Income ETF
Without Sales Load [Member] | C000246894
Average Annual Return [Line Items]
Average Annual Return, Percent		13.40%
Without Sales Load [Member] | C000246897
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.58%)
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Average Annual Return, Percent		20.33%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		5.34%